                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                  ON THE FORM 13F FILED ON NOVEMBER 13, 1998,
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                THAT REQUEST WAS DENIED OR CONFIDENTIAL TREATMENT
                                     EXPIRED

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 1999

Check here if Amendment [X]; Amendment Number: 2
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number: 28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:


    /s/ MARK D. LERNER                  BALTIMORE, MARYLAND             01/26/01
    -------------------------------     ------------------------------  --------
             [Signature]                         [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           -----------

Form 13F Information Table Entry Total:     26
                                           -----------

Form 13F Information Table Value Total:    $186,091
                                           -----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3     COLUMN 4                 COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8
--------------      --------------  ---------   ----------        -----------------------   ----------  --------  ------------------
                                                  VALUE           SHRS OR    SH/     PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)         PRN AMT    PRN     CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------      --------------  ---------   ----------        -------    ---     ----   ----------  --------  ----  ------  ----
AGOURON
PHARMACEUTICALS         COMMON      008488108     23,326           412,400   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

AVIALL, INC.            COMMON      05366B102      5,530           356,800   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

AZTEC TECHNOLOGY        COMMON      05480L101      1,780         1,074,746   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

CELADON GROUP           COMMON      150838100      2,052           252,500   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

CENTENNIAL HEALTHCARE   COMMON      150937100      1,798           204,800   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

CHANCELLOR MEDIA        COMMON      158915108     10,580           224,500   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

CIT GROUP               COMMON      125577106      2,812            92,000   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

CMP                     COMMON      125891101      9,597           312,100   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

COMSAT CORP.            COMMON      20564D107      2,755            95,200   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

DELTA & PINE LAND       COMMON      247357106     34,176         1,111,400   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

DYNATECH NEW            COMMON      268140100      1,078           313,600   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

FOAMEX INTERNATIONAL    COMMON      344123104      4,067           743,700   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

INTEGRATED
PROCESS EQUIPMENT       COMMON      45812K108        209            22,500   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

JONES INTERCABLE, INC.  COMMON      480206200      2,201            55,800   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

KANSAS CITY PWR & LT    COMMON      485134100      1,542            62,600   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3     COLUMN 4                 COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8
--------------      --------------  ---------   ----------        -----------------------   ----------  --------  ------------------
                                                  VALUE           SHRS OR    SH/     PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)         PRN AMT    PRN     CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------      --------------  ---------   ----------        -------    ---     ----   ----------  --------  ----  ------  ----
KNOLL, INC.             COMMON      498904101      2,706           109,900   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

KTI, INC.               COMMON      482689205      3,196           309,903   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

MEDIAONE                COMMON      58440J104     24,106           380,000   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

MEDPARTNERS, INC.       COMMON      58503X107     27,861         5,865,500   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

PATRIOT AMERICAN        COMMON      703353102      1,548           302,047   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

PRIME
BANCORP, INC. (PA)      COMMON      741914105        893            35,800   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

SPORT-HALEY             COMMON      848925103        763            93,900   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

TELECOM ITALIA          COMMON      87927W106      9,874            94,600   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

TRANSAMERICA CORP.      COMMON      893485102      3,550            50,000   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

UNITED
INTERNATIONAL HOLDINGS  COMMON      910734102      7,713           177,300   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

VARIAN, INC.
(INSTRUMENTS)           COMMON      922207105        378            40,000   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------